As filed with the U.S. Securities and Exchange Commission on April 4, 2008
Securities Act File No. 333-91278
Investment Company Act File No. 811-21128

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No.
Post-Effective Amendment No. 17
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 17
(Check appropriate box or boxes.)
Legg Mason Partners Variable Equity Trust
(Exact Name of Registrant as Specified in Charter)

55 Water Street, New York, New York	10041
(Address of Principal Executive Offices)	(Zip Code)
Registrant’s Telephone Number, including Area Code (800) 451-2010
Robert I. Frenkel
Legg Mason Partners Variable Equity Trust
300 First Stamford Place
Stamford, Connecticut 06902
(Name and Address of Agent for Service)
COPY TO:
Burton M. Leibert, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019
Approximate Date of Proposed Offering: As soon as practicable after the effective date of this Post-Effective
Amendment.
It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b)

☑	on April 28, 2008 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on ___ pursuant to paragraph (a)(2) of Rule 485 under the Securities Act of 1933, as amended.
If appropriate, check the following box:
☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This filing relates solely to Legg Mason Partners Variable Appreciation Portfolio, Legg Mason Partners Variable Capital and Income Portfolio, Legg Mason Partners Variable Capital Portfolio, Legg Mason Partners Variable Fundamental Value Portfolio, Legg Mason Partners Variable Global Equity Portfolio, Legg Mason Partners Variable Investors Portfolio and Legg Mason Partners Variable Small Cap Growth Portfolio.

Part A—Class I and Class II Prospectuses for Legg Mason Partners Variable Appreciation Portfolio, Class I and Class II Prospectuses for Legg Mason Partners Variable Capital and Income Portfolio, Prospectus for Legg Mason Partners Variable Capital Portfolio, Class I and Class II Prospectuses for Legg Mason Partners Variable Fundamental Value Portfolio, Prospectus for Legg Mason Partners Variable Global Equity Portfolio, Class I and Class II Prospectuses for Legg Mason Partners Variable Investors Portfolio and Class I and Class II Prospectuses for Legg Mason Partners Variable Small Cap Growth Portfolio and Part B—Statement of Additional Information (“SAI”) for Legg Mason Partners Variable Capital and Income Portfolio, Legg Mason Partners Variable Capital Portfolio and Legg Mason Partners Global Equity Portfolio, SAI for Legg Mason Partners Variable Appreciation Portfolio, Legg Mason Partners Variable Equity Index Portfolio and Legg Mason Partners Variable Fundamental Value Portfolio and SAI for Legg Mason Partners Variable Investors Portfolio and Legg Mason Partners Variable Small Cap Growth Portfolio are incorporated by reference from Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on February 7, 2008.

PART C
OTHER INFORMATION
Item 23. Exhibits
Unless otherwise noted, all references are to the Registrant’s initial registration statement on Form N-1A filed with the Securities and Exchange Commission (the “SEC”) (the “Registration Statement”) (File Nos. 333-91278 and 811-21128).
(a)(1) The Registrant’s Declaration of Trust dated as of October 2, 2006 is incorporated by reference to Post -Effective Amendment No. 11 to the Registration Statement filed on April 27, 2007 (“Post-Effective Amendment No. 11”).
(2) Designation of Series of Shares of Beneficial Interests in the Trust effective as of June 25, 2007 is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement filed on September 7, 2007 (“Post-Effective Amendment No. 12”).
(b) The Registrant’s By-Laws dated October 4, 2006 are incorporated by reference to Post-Effective Amendment No. 11.
(c) Not Applicable.
(d)(1) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Aggressive Growth Portfolio, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(2) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Appreciation Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(3) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Capital and Income Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(4) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Dividend Strategy Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(5) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Equity Index Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(6) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Fundamental Value Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(7) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable International All Cap Opportunity Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(8) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Investors Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(9) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Large Cap Growth Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(10) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Lifestyle Allocation 50%, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(11) Form of Amended Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Lifestyle Allocation 50%, and LMPFA, dated December 1, 2007, is filed herewith.
(12) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Lifestyle Allocation 70%, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(13) Form of Amended Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Lifestyle Allocation 70%, and LMPFA, dated December 1, 2007, is filed herewith.

(14) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Lifestyle Allocation 85%, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(15) Form of Amended Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Lifestyle Allocation 85%, and LMPFA, dated December 1, 2007, is filed herewith.
(16) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Mid Cap Core Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(17) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Multiple Discipline Portfolio—Global All Cap Growth and Value, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(18) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Multiple Discipline Portfolio—Large Growth and Value, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(19) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Multiple Discipline Portfolio—All Cap Growth and Value, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(20) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Small Cap Growth Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(21) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Social Awareness Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(22) Form of Subadvisory Agreement between LMPFA and ClearBridge Advisors, LLC (“ClearBridge”), regarding Legg Mason Partners Variable Aggressive Growth Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(23) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Appreciation Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(24) Form of Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”), regarding Legg Mason Partners Variable Capital and Income Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(25) Form of Subadvisory Agreement between LMPFA and Western Asset Management Company Limited (“WAML”), regarding Legg Mason Partners Variable Capital and Income Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(26) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Capital and Income Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(27) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Dividend Strategy Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(28) Form of Subadvisory Agreement between LMPFA and Batterymarch Financial Management, Inc., (“Batterymarch”), regarding Legg Mason Partners Variable Equity Index Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(29) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Fundamental Value Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(30) Form of Subadvisory Agreement between LMPFA and Brandywine Global Investment Management, LLC (“Brandywine”), regarding Legg Mason Partners Variable International All Cap Opportunity Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(31) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Investors Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(32) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Large Cap Growth Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(33) Form of Subadvisory Agreement between LMPFA and Legg Mason Global Asset Allocation, LLC (“Legg Mason Global”), regarding Legg Mason Partners Variable Lifestyle Allocation 50%, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(34) Form of Subadvisory Agreement between LMPFA and Legg Mason Global, regarding Legg Mason Partners Variable Lifestyle Allocation 70%, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(35) Form of Subadvisory Agreement between LMPFA and Legg Mason Global, regarding Legg Mason Partners Variable Lifestyle Allocation 85%, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(36) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Mid Cap Core Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(37) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Multiple Discipline Portfolio—Global All Cap Growth and Value, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(38) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(39) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Multiple Discipline Portfolio—All Cap Growth and Value, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(40) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Small Cap Growth Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(41) Form of Subadvisory Agreement between LMPFA and Legg Mason Investment Counsel, LLC (“LMIC”), regarding Legg Mason Partners Variable Social Awareness Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(e)(1) Form of the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (“CGMI”) (formerly Salomon Smith Barney Inc.) (the “CGMI Distribution Agreement”) is incorporated by reference to the Registration Statement.
(2) Form of the Distribution Agreement between the Registrant and PFS Distributors, Inc. is incorporated by reference to the Registration Statement.
(3) Amendment to the CGMI Distribution Agreement dated December 1, 2005 between the Registrant and CGMI is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement filed on April 27, 2006 (“Post-Effective Amendment No. 5”).
(4) Distribution Agreement dated December 1, 2005 between Registrant and Legg Mason Investors Services, LLC (“LMIS”) is incorporated herein by reference to Post-Effective Amendment No. 5.
(5) Letter Agreement amending the Distribution Agreements with CGMI dated April 10, 2007 is incorporated herein by reference to Post-Effective Amendment No. 12.
(6) Letter Agreement amending the Distribution Agreements with PFS, dated April 6, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(7) Letter Agreement amending the Distribution Agreements with LMIS, dated April 5, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(f)(1) Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 6.
(2) Amended and Restated Trustee Retirement Plan relating to certain funds dated as of January 1, 2005 (the “General Retirement Plan”), is incorporated herein by reference to Post-Effective Amendment No. 6.
(3) Legg Mason Investment Series (f/k/a Smith Barney Investment Series) Amended and Restated Trustees Retirement Plan dated as of January 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 6.
(4) Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 6.
(5) Amended and Restated Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 6.
(g)(1) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”), dated January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(2) Letter Agreement amending the Custodian Services Agreement with State Street, dated April 9, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(h)(1) Form of Transfer Agency and Service Agreement between the Registrant and Citicorp Trust Bank, fsb. is incorporated herein by reference to the Registration Statement.
(2) Transfer Agency Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 5.
(3) Letter Agreement amending the Transfer Agency and Services Agreement with PFPC Inc., dated April 9, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(4) License Agreement between Citigroup, Inc. and Registrant, dated December 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 5.
(5) Form of License Agreement between Legg Mason Properties, Inc. and Registrant, dated April 6, 2006, is incorporated herein by reference to Post-Effective Amendment No. 5.
(6) Form of Fee Waiver and Expense Reimbursement Agreement between the Registrant and LMPFA, regarding Legg Mason Partners Variable Capital and Income Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(7) Form of Fee Waiver and Expense Reimbursement Agreement between the Registrant and LMPFA, regarding Legg Mason Partners Variable Large Cap Growth Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(8) Form of Fee Waiver and Expense Reimbursement Agreement between the Registrant and LMPFA, regarding Legg Mason Partners Variable Lifestyle Allocation 85%, Variable Lifestyle Allocation 70% and Variable Lifestyle Allocation 50% is filed herewith.
(i)(1) Opinion and Consent of Willkie Farr & Gallagher LLP, counsel to the Registrant, as to legality of the series of shares being registered is incorporated by reference to the Registration Statement.
(i) (2) Opinion and Consent of Goodwin Procter LLP, Massachusetts counsel to the Registrant, as to legality of the series of shares being registered is incorporated by reference to the Registration Statement.
(i)(3) Opinion and Consent of Counsel regarding the legality of shares being registered is incorporated by reference to Post-Effective Amendment No. 11.
(j)(1) Consent of KPMG LLP to be filed by amendment.
(6) Power of Attorney dated February 7, 2008 is incorporated by reference to Post-Effective Amendment No. 14 as filed with the SEC on February 7, 2008.
(7) Power of Attorney dated February 7, 2008 is incorporated by reference to Post-Effective Amendment No. 15 as filed with the SEC on February 13, 2008.
(k) Not Applicable.
(l) Not Applicable
(m) Shareholder Services and Distribution Plan pursuant to Rule 12b-1 of the Registrant, on behalf of Legg Mason Partners Variable Aggressive Growth Portfolio; Legg Mason Partners Variable Appreciation Portfolio; Legg Mason Partners Variable Capital and Income Portfolio; Legg Mason Partners Variable Dividend Strategy Portfolio; Legg Mason Partners Variable Equity Index Portfolio; Legg Mason Partners Variable Fundamental Value Portfolio; Legg Mason Partners Variable International All Cap Opportunity Portfolio; Legg Mason Partners Variable Investors Portfolio; Legg Mason Partners Variable Large Cap Growth Portfolio; Legg Mason Partners Variable Lifestyle Allocation 50%; Legg Mason Partners Variable Lifestyle Allocation 70%; Legg Mason Partners Variable Lifestyle Allocation 85%; Legg Mason Partners Variable Mid Cap Core Portfolio; Legg Mason Partners Variable Multiple Discipline Portfolio—All Cap Growth and Value; Legg Mason Partners Variable Multiple Discipline Portfolio—Global All Cap Growth and Value; Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value; Legg Mason Partners Variable Small Cap Growth Portfolio and Legg Mason Partners Variable Social Awareness Portfolio, dated February 8, 2007, is incorporated by reference to Post-Effective Amendment No. 13 filed on November 13,2007.
(n) Rule 18f-3(d) Multiple Class Plan of the Registrant pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 12.
(o) Not Applicable.
(p)(1) Code of Ethics of Citigroup Asset Management—North America and certain registered Investment companies, as amended September 13, 2005 (adopted by LMPFA and ClearBridge), is incorporated herein by reference to Post-Effective Amendment No. 5.
(2) Code of Ethics of Legg Mason Investor Services, LLC, dated December 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 5.

(3) Code of Ethics of PFS Distributors, Inc. (merged into PFS) is incorporated herein by reference to Pre-Effective Amendment No. 1.
(4) Code of Ethics of WAM and WAML dated as of February, 2005, is incorporated herein by reference to Post-Effective Amendment No. 6.
(5) Code of Ethics of Batterymarch is incorporated herein by reference to Post-Effective Amendment No. 12.
(6) Code of Ethics of Brandywine to be filed by amendment.
(7) Code of Ethics of Legg Mason Global to be filed by amendment.
(8) Code of Ethics of LMIC to be filed by amendment.
Item 24. Persons Controlled by or under Common Control with Registrant
Not Applicable.
Item 25. Indemnification
The response to this item is, in part, incorporated by reference to the Registrant Statement. Reference is also made to paragraph 9 of the Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC.
Item 26. Business and Other Connections of Investment Adviser
Investment Adviser — Legg Mason Partners Fund Advisor, LLC (“LMPFA”)
     LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).
          LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-66785).
Subadviser — ClearBridge Advisors, LLC (“ClearBridge”)
ClearBridge was organized under the laws of the State of Delaware as a limited liability company. ClearBridge is a direct wholly-owned subsidiary of Legg Mason.
ClearBridge is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of ClearBridge together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by ClearBridge pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-64710).
Subadviser — Western Asset Management Company (“WAM”) is an investment adviser registered with the SEC under the Advisers Act. The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain	Director, WAM
Director, LMFM
Manager, Brandywine
Senior Executive Vice President, Legg Mason, Inc.
Director, Nova Scotia
Vice President and Director, BMML
Director, LMCM
Director, Bartlett
Director, Berkshire
Director, LM Funding
Director, LM Properties
Director, LMRG
Director, LM Tower
Director, PCM I
Director, PCM II
Manager, Royce
Director, Western Asset Management Company Limited

James W. Hirschmann III	Director, WAM

Director, Western Asset Management Company Limited

D. Daniel Fleet	President and CEO, WAM

Gavin L. James	Director of Global Client Services, WAM
Senior Executive Officer, Western Asset Management Company Limited

Gregory McShea	General Counsel and Secretary, WAM
General Counsel and Secretary, Western Asset Management Company Limited
WAM is located at 385 East Colorado Boulevard, Pasadena, CA 91101.
Subadviser—Western Asset Management Company Limited (“WAML”) was incorporated under the laws of England as a corporation. WAML is a wholly-owned subsidiary of Legg Mason.
WAML is registered as an investment adviser under the Advisers Act.
The following is a list of other substantial business activities in which directors, officers or partners of WAML have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain	Director, WAML
Director, LMCM
Manager, Brandywine
Senior Executive Vice President, Legg Mason
Director, Nova Scotia
Director, LMFM
Director, Barrett
Director, Bartlett
Director, Berkshire
Director, LM Funding
Director, LM Properties
Director, LMRG
Director, LM Tower
Director, PCM I
Director, PCM II
Manager, Royce
Director, WAM

James W. Hirschmann III	Director, WAML
President, Legg Mason, Inc.
Director, WAM

Gavin L. James	Senior Executive Officer, WAML
Director of Global Client Services, WAM

Gregory B. McShea	General Counsel and CCO, WAML General Counsel and CCO, WAM
Subadviser — Batterymarch Financial Management, Inc. (“Batterymarch”)
Batterymarch was organized under the laws of the State of Maryland as a corporation. Batterymarch is an indirect wholly-owned subsidiary of Legg Mason.
Batterymarch is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of Batterymarch together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Batterymarch pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801- 48035).
Subadviser — Brandywine Global Investment Management, LLC (“Brandywine”)
Brandywine is organized under the laws of the State of Maryland as a limited liability company. Brandywine is a wholly-owned subsidiary of Legg Mason.
Brandywine is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of Brandywine together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Brandywine pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-27797).
Subadviser —Legg Mason Global Asset Allocation, LLC (“Legg Mason Global”).
Legg Mason Global is organized under the laws of the State of Delaware as a limited liability company. LMIC is a wholly-owned subsidiary of Legg Mason.
Legg Mason Global is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of Legg Mason Global together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Legg Mason Global pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-67287).
Subadviser —Legg Mason Investment Counsel, LLC (“LMIC”)
LMIC is organized under the laws of the State of Maryland as a limited liability company. LMIC is a wholly-owned subsidiary of Legg Mason.
LMIC is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of LMIC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMIC pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-63656).
Item 27. Principal Underwriters
(a) LMIS, the distributor of the Registrant, is also a distributor of the following funds: Legg Mason Partners Premium Money Market Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Money Market Trust, Legg Mason Partners Equity Trust, Barrett Opportunity Fund, Inc., Legg Mason Partners Variable Income Trust, Legg Mason Partners Income Trust, Legg Mason Cash Reserve Trust, Inc., Legg Mason Charles Street Trust, Inc., Legg Mason Global Trust, Inc., Legg Mason Growth Trust, Inc., Legg Mason Income Trust, Inc., Legg Mason Investment Trust, Inc., Legg Mason Investors Trust, Inc., Legg Mason Light Street Trust, Inc., Legg Mason Special Investment Trust, Inc., Legg Mason Tax Exempt Trust, Inc., Legg Mason Tax-Free Income Fund, Legg Mason Value Trust, Inc., and Western Asset Funds, Inc.
LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.
(b) The information required by this Item 27 with respect to each director and officer of LMIS is listed below:
C.J. Daley — Managing Director
Mark R. Fetting — Managing Director
D. Stuart Bowers — Vice President
W. Talbot Daley — Vice President
Thomas J. Hirschmann — Vice President
Joseph M. Furey — General Counsel and Chief Compliance Officer
Ronald Holinsky — Counsel
Robert E. Patterson — Counsel
Theresa M. Silberzahn — Chief Financial Officer
Elisabeth F. Craig — AML Compliance Officer and Director of Continuing Education
All Addresses are 100 Light Street, Baltimore, Maryland 21202.
The information required by this Item 27 with respect to each director, officer and partner of PFS is incorporated by reference to Schedule A of Form BD filed by PFS pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).
       (c) Not applicable.
Item 28. Location of Accounts and Records
With respect to the Registrant:
(1)	Legg Mason Partners Variable Equity Trust 55 Water Street New York, New York 10041
With respect to the Registrant’s Investment Manager:
(2)	c/o Legg Mason Partners Fund Advisor, LLC 620 Eighth Avenue New York, NY 10018
With respect to the Registrant’s Subadvisers:
(3)	c/o ClearBridge Advisors, LLC

620 Eighth Avenue New York, NY 10018

(4)	c/o Western Asset Management Company and Western Asset Management Company Limited 620 Eighth Avenue New York, NY 10018

(5)	Batterymarch Financial Management, Inc. John Hancock Tower 200 Clarendon Street Boston, MA 02116

(6)	Brandywine Global Investment Management, LLC 2929 Arch Street, 8th Floor Philadelphia, Pa 19104

(7)	Legg Mason Global Asset Allocation, LLC 620 Eighth Avenue New York, NY 10018

(8)	Legg Mason Investment Counsel, LLC 100 Light Street Baltimore, Maryland 21202

With respect to the Registrant’s Custodian:

(9)	State Street Bank and Trust Company One Lincoln Street Boston, MA 02111

With respect to the Registrant’s Transfer Agent:

(10)	PFPC Inc. P.O. Box 9699 Providence, Rhode Island 02940-9699

With respect to the Registrant’s Distributor:

(11)	Legg Mason Investor Services, LLC 100 Light Street Baltimore, MD 21202
Item 29. Management Services
Not applicable.
Item 30. Undertakings
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS VARIABLE EQUITY TRUST, hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 4th day of April, 2008.
LEGG MASON PARTNERS VARIABLE EQUITY TRUST, on behalf of Legg Mason Partners Variable Appreciation Portfolio, Legg Mason Partners Variable Capital and Income Portfolio, Legg Mason Partners Variable Capital Portfolio, Legg Mason Partners Variable Fundamental Value Portfolio, Legg Mason Partners Variable Global Equity Portfolio, Legg Mason Partners Variable Investors Portfolio and Legg Mason Partners Variable Small Cap Growth Portfolio.

By:	/s/ R. Jay Gerken* R. Jay. Gerken
Chairman of the Board
(Chief Executive Officer)
     WITNESS our hands on the date set forth below.
     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated below on April 4, 2008.

Signature	Title

/s/ R. Jay Gerken*	President, Principal Executive Officer and Trustee
R. Jay Gerken

/s/ Kaprel Ozsolak	Treasurer and Chief Financial Officer
Kaprel Ozsolak

/s/ Paul R. Ades*	Trustee
Paul R. Ades

/s/ Andrew L. Breech*	Trustee
Andrew L. Breech

/s/ Dwight B. Crane*	Trustee
Dwight B. Crane

/s/ Robert M. Frayn, Jr.*	Trustee
Robert M. Frayn, Jr.

/s/ Frank G. Hubbard*	Trustee
Frank G. Hubbard

/s/ Howard J. Johnson*	Trustee
Howard J. Johnson

/s/ David E. Maryatt*	Trustee
David E. Maryatt

/s/ Jerome H. Miller*	Trustee
Jerome H. Miller

/s/ Ken Miller*	Trustee
Ken Miller

Signature	Title

/s/ John J. Murphy*	Trustee
John J. Murphy

/s/ Thomas F. Schlafly*	Trustee
Thomas F. Schlafly

/s/ Jerry A. Viscione*	Trustee
Jerry A. Viscione

*By:	/s/Rosemary D. Emmens Rosemary D. Emmens

*	Attorney-in-Fact, pursuant to Power of Attorney dated February 7, 2008.

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit

(d)(11)	Form of Amended Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Lifestyle Allocation 50%, and LMPFA

(d)(13)	Form of Amended Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Lifestyle Allocation 70%, and LMPFA

(d)(15)	Form of Amended Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Lifestyle Allocation 85%, and LMPFA

(h)(8)	Form of Fee Waiver and Expense Reimbursement Agreement between the Registrant and LMPFA regarding Legg Mason Partners Variable Lifestyle 85%, Legg Mason Partners Variable Lifestyle Allocation 70% and Legg Mason Partners Variable Lifestyle 50%